Right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	$ 482,321
Ending balance	466,115	$ 482,321
Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	378,889
Ending balance	359,155	378,889
Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	100,701
Ending balance	105,888	100,701
Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	2,731
Ending balance	1,072	2,731
Cost
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,261,354	1,270,298
Additions	88,465	82,685
Additions - business acquisitions	2,341
Change in estimates and lease modifications	18,422	13,940
Disposals/retirements	(157,480)	(141,583)
Foreign currency translation adjustment	41,695	36,014
Ending balance	1,254,797	1,261,354
Cost | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,022,910	1,049,445
Additions	46,289	32,772
Additions - business acquisitions	2,341
Change in estimates and lease modifications	18,422	13,940
Disposals/retirements	(81,524)	(101,670)
Foreign currency translation adjustment	34,574	28,423
Ending balance	1,043,012	1,022,910
Cost | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	199,501	180,164
Additions	41,968	48,883
Additions - business acquisitions	0
Change in estimates and lease modifications	0	0
Disposals/retirements	(46,014)	(36,792)
Foreign currency translation adjustment	6,156	7,246
Ending balance	201,611	199,501
Cost | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	38,943	40,689
Additions	208	1,030
Additions - business acquisitions	0
Change in estimates and lease modifications	0	0
Disposals/retirements	(29,942)	(3,121)
Foreign currency translation adjustment	965	345
Ending balance	10,174	38,943
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(779,033)	(735,177)
Disposals/retirements	152,678	129,497
Foreign currency translation adjustment	(25,593)	(20,674)
Depreciation expense	126,615	143,030
Impairment	10,119	9,649
Ending balance	(788,682)	(779,033)
Accumulated depreciation | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(644,021)	(610,007)
Disposals/retirements	80,766	94,676
Foreign currency translation adjustment	(21,285)	(15,792)
Depreciation expense	89,198	103,249
Impairment	10,119	9,649
Ending balance	(683,857)	(644,021)
Accumulated depreciation | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(98,800)	(88,923)
Disposals/retirements	41,970	31,700
Foreign currency translation adjustment	(3,386)	(4,589)
Depreciation expense	35,507	36,988
Impairment	0	0
Ending balance	(95,723)	(98,800)
Accumulated depreciation | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(36,212)	(36,247)
Disposals/retirements	29,942	3,121
Foreign currency translation adjustment	(922)	(293)
Depreciation expense	1,910	2,793
Impairment	0	0
Ending balance	$ (9,102)	$ (36,212)